INVESTMENT AND ADVANCES IN JOINT VENTURE	12 Months Ended
Jun. 30, 2018
Investment And Advances In Joint Venture
INVESTMENT AND ADVANCES IN JOINT VENTURE

On April 4, 2018, the Company entered into an agreement to acquire 27.5% of Cordova OR Operations, LLC (“OR Operations”) in a step acquisition for the acquisition of land and buildings. Under the terms of the agreement, the Company acquired a 27.5% membership interest in OR Operations for USD $400,000 and agreed to pay an additional USD $1,050,000, on or before April 3, 2019 (the “Mandatory Payment Date”), to acquire the remaining 72.5% membership interest in OR Operations; failure to pay the remaining purchase price would result in the Company forfeiting all right, title and interest in OR Operations on such date. Prior to the Mandatory Payment Date, the decisions over relevant activities of OR Operations will be jointly determined. The Company has concluded that it has joint control over OR Operations as at June 30, 2018. Accordingly, until the 72.5% membership is redeemed, the investment in OR Operations shall be classified as a joint venture and has been accounted for using the equity method in accordance with IAS 28. The concepts underlying the procedures used in accounting for the acquisition of a subsidiary will also be adopted for the acquisition of additional interests in OR Operations. The carrying amount of the investment will be adjusted to recognize changes in the Company’s net share of assets of OR Operations since the acquisition date. Given the limited time between the acquisition and the year-end, the accounting for the step acquisition of OR Operations was only provisionally determined as at June 30, 2018. Consistent with IFRS, the measurement period for the step acquisition of OR Operations shall not exceed one year from the acquisition date.

Summarised financial information for investment in OR Operations is set out below:

Participating share	27.50%
Balance at June 30, 2017	$-
Additions	526,720
Share of net income (loss)	7,591
Balance at June 30, 2018	$534,311

June 30, 2018
$

Current assets	320,330
Non-current assets	2,241,939
Current liabilities	(624,493)
Non-current liabilities	-
Net and comprehensive loss	27,603

During the year ended June 30, 2018, the Company also advanced a total of $610,705 to OR Operations (June 30, 2017 – $nil; June 30, 2016 – $nil). The advances to OR Operations are unsecured, bearing interest at 8% per annum and due twelve months from the date of issuance.